The Company and Summary of Significant Accounting Policies - Concentration of Revenues and Accounts Receivable (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) customer	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 3,265	$ 3,062	$ 16,028	$ 16,669
Customer A
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers				4,639
Accounts Receivable				1,228
Customer B
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers			3,031	2,979
Accounts Receivable			1,755	590
Customer C
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers				1,712
Accounts Receivable				1,400
Customer D
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers				1,670
Accounts Receivable			661	687
Customer E
The Company and Summary of Significant Accounting Policies
Accounts Receivable				$ 610
Customer F
The Company and Summary of Significant Accounting Policies
Accounts Receivable			1,250
Customer G
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers			3,000
Customer H
The Company and Summary of Significant Accounting Policies
Accounts Receivable			$ 938
Revenue
The Company and Summary of Significant Accounting Policies
Number of customers | customer			2	4
Revenue | Two customers
The Company and Summary of Significant Accounting Policies
Number of customers | customer	2
Revenue | Four customers
The Company and Summary of Significant Accounting Policies
Number of customers | customer			4
Revenue | Customer concentration | Two customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage			38.00%
Revenue | Customer concentration | Four customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage				66.00%
Revenue | Customer concentration | Customer A
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	61.00%		28.00%
Revenue | Customer concentration | Customer B
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	24.00%		28.00%
Revenue | Customer concentration | Customer C
The Company and Summary of Significant Accounting Policies
Concentration risk percentage			25.00%
Revenue | Customer concentration | Customer D
The Company and Summary of Significant Accounting Policies
Concentration risk percentage			10.00%
Accounts receivable
The Company and Summary of Significant Accounting Policies
Number of customers | customer			4	5
Accounts receivable | Four customers
The Company and Summary of Significant Accounting Policies
Number of customers | customer	4		4
Accounts receivable | Customer concentration | Four customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage			70.00%
Accounts receivable | Customer concentration | Five customers
The Company and Summary of Significant Accounting Policies
Concentration risk percentage				90.00%
Accounts receivable | Customer concentration | Customer A
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	28.00%		27.00%
Accounts receivable | Customer concentration | Customer B
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	19.00%		19.00%
Accounts receivable | Customer concentration | Customer C
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	18.00%		14.00%
Accounts receivable | Customer concentration | Customer D
The Company and Summary of Significant Accounting Policies
Concentration risk percentage	13.00%		10.00%